INTEREST BEARING LOANS AND BORROWINGS - Maturity of long-term bank and other loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term bank and other loans, including current portion
Maturity of long-term bank and other loans
Total of long-term bank and other loans	¥ 46,140,740	¥ 40,504,834
Weighted average annual interest rate on long-term bank and other loans	4.78%	4.97%
Long-term bank and other loans, including current portion | Within 1 year
Maturity of long-term bank and other loans
Total of long-term bank and other loans	¥ 3,384,400	¥ 6,911,640
Long-term bank and other loans, including current portion | Past due for 1 to 2 years
Maturity of long-term bank and other loans
Total of long-term bank and other loans	7,377,956	5,174,015
Long-term bank and other loans, including current portion | Between 2 and 5 years
Maturity of long-term bank and other loans
Total of long-term bank and other loans	16,593,587	8,673,794
Long-term bank and other loans, including current portion | After 5 years
Maturity of long-term bank and other loans
Total of long-term bank and other loans	18,784,797	19,745,385
Loans from banks and other financial institutions
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	46,121,547	40,479,988
Loans from banks and other financial institutions | Within 1 year
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	3,382,325	6,905,000
Loans from banks and other financial institutions | Past due for 1 to 2 years
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	7,375,557	5,171,738
Loans from banks and other financial institutions | Between 2 and 5 years
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	16,586,390	8,666,967
Loans from banks and other financial institutions | After 5 years
Maturity of long-term bank and other loans
Loans from banks and other financial institutions	18,777,275	19,736,283
Other loans
Maturity of long-term bank and other loans
Other loans	19,193	24,846
Other loans | Within 1 year
Maturity of long-term bank and other loans
Other loans	2,075	6,640
Other loans | Past due for 1 to 2 years
Maturity of long-term bank and other loans
Other loans	2,399	2,277
Other loans | Between 2 and 5 years
Maturity of long-term bank and other loans
Other loans	7,197	6,827
Other loans | After 5 years
Maturity of long-term bank and other loans
Other loans	¥ 7,522	¥ 9,102